As filed with the Securities and Exchange Commission on May 22, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09699

American Eagle Funds, Inc.
(Exact name of registrant as specified in charter)

301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Address of principal executive offices) (Zip code)

James R. Jundt
301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Name and address of agent for service)

800-541-0677
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2006

Date of reporting period: 3/31/2006

Item 1. Schedule of Investments.

American Eagle Capital Appreciation Fund

Schedule of Investments (unaudited)		March 31, 2006

	Shares	Cost		Value (a)
COMMON STOCKS
Biotechnology (10.8%)
Amgen, Inc. (b)	1,300	$94,536		$94,575
BioCryst Pharmaceuticals, Inc. (b)	3,200	69,786		57,792
Biogen Idec, Inc. (b)	500	24,023		23,550
Entremed, Inc. (b)	19,300	75,492		50,373
Myogen, Inc. (b)	2,400	48,122		86,952
		311,959		313,242
Cellular Services (3.7%)
Sprint Nextel Corp. (g)	4,200	97,824		108,528
Computer Hardware (1.8%)
Sun Microsystems, Inc. (b)	10,000	53,163		51,300
Computer Services/Software (14.0%)
Adobe Systems, Inc.	1,000	37,645		34,920
Immersion Corp. (b)(d)	31,200	201,786		270,816
Microsoft Corp.	3,700	100,165		100,677
		339,596		406,413
Consumer (0.2%)
Corning, Inc. (b)	200	3,298		5,382
Discount (0.6%)
Costco Wholesale Corp.	300	14,915		16,248
Energy (1.5%)
Archer-Daniels-Midland Co.	1,300	40,352		43,745
Financial Services (3.3%)
American International Group, Inc.	400	25,982		26,436
Willis Group Holdings Ltd (f)	2,000	75,167		68,520
		101,149		94,956
Healthcare Services (3.6%)
Express Scripts, Inc. (b)	400	20,598		35,160
HealthExtras, Inc. (b)	2,000	45,832		70,600
		66,430		105,760
Internet Services (3.0%)
Baidu.com - ADR (b)(f)	100	5,147		5,607
CheckFree Corp. (b)	1,600	76,625		80,800
		81,772		86,407
Media (1.2%)
Central European Media Entrprs (b)(f)	500	35,521		34,305
Medical Devices (10.9%)
ATS Medical, Inc. (b)	10,000	28,802		24,800
C.R. Bard, Inc.	100	5,396		6,781
China Med Technologies - ADR (b)(f)	1,600	43,248		48,336
Diomed Holdings, Inc. (b)	27,600	95,777		69,552
Medicis Pharmaceutical	1,200	38,017		39,120
St. Jude Medical, Inc. (b)	2,600	118,532		106,600
Stryker Corp.	500	21,650		22,170
		351,422		317,359
Miscellaneous (0.8%)
Garmin Ltd. (f)	300	20,782		23,829
National Radio (3.6%)
XM Satellite Radio Holdings, Inc. - Class A (b)(g)	4,700	26,629		104,669
Oil Drilling, Equipment & Services (4.1%)
GlobalSantaFe Corp. (f)	600	29,907		36,450
Nabors Industries Ltd. (b)(f)	500	34,209		35,790
Noble Corp. (f)	100	7,930		8,110
Schlumberger Ltd. (f)	300	37,197		37,971
		109,243		118,321
Pharmaceuticals (13.9%)
AstraZeneca Plc - ADR (f)	1,300	66,635		65,299
Elan Corp PLC - ADR (b)(f)	4,400	65,798		63,536
Schering-Plough Corp.	6,300	124,706		119,637
Sepracor, Inc. (b)	2,400	128,980		117,144
Wyeth	800	36,912		38,816
		423,031		404,432
Semiconductor (1.1%)
Integrated Device Technology, Inc. (b)	2,100	30,220		31,206
Specialty (0.2%)
Starbucks Corp. (b)	200	6,799		7,528
Telecommunications Infrastructure (1.8%)
Comtech Telecommunications (b)	800	32,220		23,336
Neustar, Inc. (b)	900	23,290		27,900
		55,510		51,236
Wireless (2.5%)
Palm Inc. New (b)	3,100	64,429		71,796
Total Common Stocks (82.6%)		$2,234,044	(c)	2,396,662
Total Investments (82.6%)				$2,396,662
Other assets in excess of liabilities (17.4%)				506,396
Total Net Assets (100.0%)				$2,903,058

American Eagle Capital Appreciation Fund
Schedule of Investments (unaudited)(concluded)								March 31, 2006

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at March 31, 2006, was
$2,478,730. The aggregate gross unrealized appreciation and
depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation		$ 289,507
	Gross unrealized depreciation		(371,575)
	Net unrealized depreciation		$ (82,068)

(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the
American Eagle Capital Appreciation Fund, as defined in the Investment
Company Act of 1940, at or during the period ended March 31, 2006.
The activity for investments in Common Stocks of Affiliates
is as follows:

		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Gains/Losses
	Immersion Corporation	$ 201,786	$ -	$ -	$ 201,786	$ 270,816	$ -	$ -
	Total	$ 201,786	$ -	$ -	$ 201,786	$ 270,816	$ -	$ -

(e)	As of March 31, 2006, initial margin deposits of $167,250
have been pledged in connection with the following open
short future contracts.
Unrealized
	Contracts	Issue			Market Value		Depreciation
	3	S&P 500 - June 2006			$ 977,475		$ (8,826)
	8	NASDAQ 100 - June 2006			1,376,000		(17,658)
	Total				$ 2,353,475		$ (26,484)

(f)	Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

ADR- American Depository Receipt

(g)	Securities partially on deposit, with a market value of $113,135, held in a margin account as collateral for short sales and options as of March 31, 2006.

See accompanying notes to financial statements.

		American Eagle Twenty Fund

Schedule of Investments (unaudited)		March 31, 2006

	Shares	Cost		Value (a)
COMMON STOCKS
Biotechnology (10.4%)
Amgen, Inc. (b)	1,000	$72,514		$72,750
Amylin Pharmaceuticals, Inc. (b)	400	16,589		19,580
BioCryst Pharmaceuticals, Inc. (b)	2,300	47,116		41,538
Biogen Idec, Inc. (b)	300	14,370		14,130
Myogen, Inc. (b)	1,800	44,611		65,214
		195,200		213,212
Cellular Services (3.9%)
Sprint Nextel Corp. (g)	3,100	73,106		80,104
Computer Services/Software (12.4%)
Immersion Corp. (b)(d)	21,000	116,903		182,280
Microsoft Corp.	2,600	70,441		70,746
		187,344		253,026
Discount (0.5%)
Costco Wholesale Corp.	200	9,944		10,832
Energy (1.5%)
Archer-Daniels-Midland Co.	900	27,945		30,285
Financial Services (3.9%)
Willis Group Holdings Ltd (f)	2,300	86,181		78,798
Internet Services (1.5%)
Akamai Technologies, Inc. (b)	900	22,143		29,601
Media (1.0%)
Central European Media Entrprs (b)(f)	300	21,287		20,583
Medical Devices (8.0%)
China Med Technologies - ADR (b)(f)	1,100	29,610		33,231
Diomed Holdings, Inc. (b)	21,200	86,138		53,424
St. Jude Medical, Inc. (b)	1,900	86,706		77,900
		202,454		164,555
National Radio (3.8%)
XM Satellite Radio Holdings, Inc. - Class A (b)(g)	3,500	22,089		77,945
Oil Drilling, Equipment & Services (1.2%)
Schlumberger Ltd. (f)	200	24,657		25,314
Pharmaceuticals (11.1%)
AstraZeneca Plc - ADR (f)	1,000	51,258		50,230
Schering-Plough Corp.	4,700	92,829		89,253
Sepracor, Inc. (b)	1,800	96,543		87,858
		240,630		227,341
Wireless (2.5%)
Palm Inc. New (b)	2,200	45,742		50,952
Total Common Stocks (61.7%)		1,158,722		1,262,548
Total Investments (61.7%)		$1,158,722	(c)	$1,262,548
Other assets in excess of liabilities (38.3%)				782,936
Total Net Assets (100.0%)				$2,045,484

American Eagle Twenty Fund
Schedule of Investments (unaudited)(concluded)							March 31, 2006

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at March 31, 2006, was
$1,384,141. The aggregate gross unrealized appreciation and
depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation		$ 176,313
	Gross unrealized depreciation		(297,906)
	Net unrealized depreciation		$ (121,593)

(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the
American Eagle Twenty Fund, as defined in the Investment
Company Act of 1940, at or during the period ended March 31, 2006.
The activity for investments in Common Stocks of Affiliates
is as follows:

		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Gains/Losses
	Immersion Corporation	$ 116,903	$ -	$ -	$ 116,903	$ 182,280	$ -	$ -
	Total	$ 116,903	$ -	$ -	$ 116,903	$ 182,280	$ -	$ -

(e)	As of March 31, 2006, initial margin deposits of $90,750
have been pledged in connection with the following open
short future contracts.
Unrealized
	Contracts	Issue			Market Value		Depreciation
	1	S&P 500 - June 2006			$ 325,825		$ (544)
	5	NASDAQ 100 - June 2006			860,000		(15,481)
	Total				$ 1,185,825		$ (16,025)

(f)	Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

ADR- American Depository Receipt

(g)	Securities paritally on deposit, with a market value of $118,490, held in a margin account as collateral for short sales and options as of March 31, 2006.

See accompanying notes to financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Eagle Funds, Inc.

By (Signature and Title) /s/James R. Jundt
James R. Jundt, Chairman of the Board

Date   May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Marcus E. Jundt
Marcus E. Jundt, President

Date   May 22, 2006

By (Signature and Title) /s/Gerald M. Fitterer
Gerald M. Fitterer, Treasurer

Date   May 22, 2006